COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

The Group has entered into non-cancelable agreements with initial or remaining terms in excess of one year for the rental and property management of office premises and for the lease of office equipment. Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Office Premises	Office equipment	Total
	RMB	RMB	RMB

2016	38,173	7,318	45,491
2017	27,053	1,314	28,367
2018	18,322	32	18,354
2019	6,018	—	6,018
2020	5,204	—	5,204
Thereafter	869	—	869

	95,639	8,664	104,303

Rental expenses for the years ended December 31, 2013, 2014 and 2015 were RMB44,537, RMB46,066 and RMB48,760, respectively.

Contractual Purchase Obligations

The Group’s contractual purchase obligations consist of agreements to purchase advertising services from media companies and to purchase office furnishings. Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming year are as follows:

	Advertising Services	Office furnishings	Total
	RMB	RMB	RMB

2016	5,046	1,828	6,874

Contingencies

As of the filing date of this Form 20-F, the Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results of operations and cash flows.

Tech JV obtained an advertising license in May 2000, when Tech JV was a 98% foreign owned entity, and a license to conduct human resource services in September 2002, when Tech JV was a 99% foreign owned entity. During the period from the date Tech JV acquired these licenses to the Group’s restructuring in May 2004, Tech JV and its licensed PRC subsidiaries conducted all of the advertising and human resource related services. Following the acquisition of these licenses and commencing these operations, the PRC government enacted laws limiting foreign ownership in entities conducting advertising and human resource related services. The PRC government has permitted 100% foreign ownership of advertising businesses since December 2005. For the foreign ownership of human resource services companies, the limitation was 70% for Hong Kong service providers and Macau service providers since June 2005 and for human resource services companies registered in Pudong New District, Shanghai since June 2006. Starting from January 2008, the PRC government no longer implemented any foreign ownership percentage limitation for Hong Kong service providers and Macau service providers.

Prior to the restructuring in May 2004, the ownership percentage of Tech JV was above the maximum foreign ownership permitted for an entity conducting advertising and human resource operations. The PRC government has not published an official ruling with respect to the status of foreign ownership arrangements that were established prior to the enactment of these limitations and the Group has not received any waiver from the PRC government with respect to this past non-compliance. The PRC government may determine that the Group’s ownership structure was inconsistent with or insufficient for the proper operation of the Group’s businesses, or that the Group’s business licenses or other approvals were not properly issued or not sufficient. In the opinion of management, the likelihood of loss with respect to the Group’s past ownership structure is remote.